INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Statutory federal income tax rate	21.00%	21.00%
Change in valuation allowance	(21.00%)	(21.00%)
Income tax provision	0.00%	0.00%